Share-based payment (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ₪ / shares shares	Dec. 10, 2020 USD ($) shares	Aug. 11, 2020 USD ($) shares	Mar. 25, 2020 USD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2017 ₪ / shares
Share-based payment (Details) [Line Items]
Granted options, percentage	25.00%	25.00%
Option granted	382,000	382,000				443,800	443,800	617,825
Exercise prices for share option | (per share)	$ 82	₪ 20.38				$ 68	₪ 27.87	₪ 29.99	₪ 32.47
2011 Option Plan [Member]
Share-based payment (Details) [Line Items]
Vesting description of options	Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.
Chief Executive Officer [Member]
Share-based payment (Details) [Line Items]
Option granted					90,000
Fair value of options | $					$ 166
Employees and Management [Member]
Share-based payment (Details) [Line Items]
Option granted				70,000
Fair value of options | $				$ 220
Board of Directors [Member]
Share-based payment (Details) [Line Items]
Option granted			10,000		212,000
Fair value of options | $			$ 20		$ 356
Number of RSs [Member] | Chief Executive Officer [Member]
Share-based payment (Details) [Line Items]
Option granted					30,000
Fair value of options | $					$ 167